GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Changes in net carrying amount of goodwill

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Balance as of January 1, 2011
Goodwill, gross	$346.0	$1,243.2	$3.5	$168.1	$1,760.8
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	346.0	423.2	3.5	168.1	940.8

Acquisition adjustments	–	(.5)	–	–	(.5)
Foreign currency translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations (1)	–	–	–	(166.0)	(166.0)

Balance as of December 31, 2011	336.7	419.1	3.5	–	759.3
Foreign currency translation adjustments	1.6	3.5	–	–	5.1

Balance as of December 29, 2012
Goodwill, gross	338.3	1,242.6	3.5	–	1,584.4
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	$338.3	$422.6	$3.5	$–	$764.4

(1) In connection with the planned divestiture of our OCP business, the goodwill balance was classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

Finite-Lived Intangible Assets
	2012			2011
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.7	$142.3	$92.4	$233.2	$117.2	$116.0
Patents and other acquired technology	49.0	34.0	15.0	49.0	29.7	19.3
Trade names and trademarks	25.7	21.9	3.8	25.4	21.5	3.9
Other intangibles	12.4	9.7	2.7	12.2	8.2	4.0

Total	$321.8	$207.9	$113.9	$319.8	$176.6	$143.2

Future amortization expense for finite lived intangible assets

(In millions)	Estimated Amortization Expense

2013	$28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2

Summary of weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	4
Patents and other acquired technology	13	4
Trade names and trademarks	12	6
Other intangibles	6	2